Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable, gross	303,185	373,963	61,774
Allowance for doubtful accounts	(22,198)	(20,584)	(3,400)
Accounts receivable, net	280,987	353,379	58,374

Allowance for doubtful accounts receivable
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance as of January 1,	2,447	8,404	22,198	3,667
Additional provision charged to bad debt expenses	11,926	25,902	2,590	428
Write-off of bad debt provision	(5,969)	(12,108)	(4,204)	(695)
Balance as of December 31,	8,404	22,198	20,584	3,400